Employee benefits - Summary of Total Amount Recognized in Other Comprehensive Income for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member]
₨ in Millions, $ in Millions
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	$ 850.6	₨ 64,358.0	₨ 152,983.4	₨ 128,212.1
Restriction of Pension asset (as per IFRIC 14)	(184.1)	(13,928.1)	(13,928.1)	(13,928.1)
Onerous obligation, excluding amounts included in interest expenses	(114.3)	(8,650.4)	(8,650.4)	(8,650.4)
Total amount recognized in other comprehensive income	$ 552.2	₨ 41,779.5	₨ 130,404.9	₨ 105,633.6